Operating Revenue (Details) - Operating revenue - Significant customers	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CMA CGM
Operating Revenue
Percentage of operating revenue	26.00%	30.00%	36.00%
HMM Korea
Operating Revenue
Percentage of operating revenue	12.00%	17.00%	24.00%
MSC
Operating Revenue
Percentage of operating revenue	13.00%